Financial Assets At Amortized Cost - Disclosure of Movement of ECL Allowance of Financial Assets At Amortized Cost (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of movement of ECL allowance of financial assets at amortized cost [Line Items]
Beginning balance	¥ 6,563,969
Ending balance	3,784,613	¥ 6,563,969
Allowance for credit losses [member]
Disclosure of movement of ECL allowance of financial assets at amortized cost [Line Items]
Beginning balance	1,171,865	1,387,947	¥ 377,080
New financial assets originated or purchased	10,808	8,593	63,411
Transfers			1,062,156
Net impact on expected credit loss by stage transfer			1,062,156
Write-offs	(26,345)	(234,275)
Disposal in the current period	(144,320)
Financial assets de-recognized and other adjustments in the current period (including repayments of financial assets)	33,287	(19,721)	(166,845)
Change in parameters of expected credit loss model	293,681	29,321	52,145
Ending balance	1,338,976	1,171,865	1,387,947
Stage 1 [member] | Allowance for credit losses [member]
Disclosure of movement of ECL allowance of financial assets at amortized cost [Line Items]
Beginning balance	5,160	13,997	16,492
New financial assets originated or purchased	10,808	8,593	64,072
Transfers			(10,014)
Transfers In Financial Assets At Amortised Cost From stage 1 to stage 3			(10,014)
Financial assets de-recognized and other adjustments in the current period (including repayments of financial assets)	(4,531)	(4,160)	(50,718)
Change in parameters of expected credit loss model	467	(13,270)	(5,835)
Ending balance	11,904	5,160	13,997
Stage 2 [member] | Allowance for credit losses [member]
Disclosure of movement of ECL allowance of financial assets at amortized cost [Line Items]
Beginning balance	0	0	111,437
Financial assets de-recognized and other adjustments in the current period (including repayments of financial assets)			(111,437)
Ending balance		0	0
Stage 3 [member] | Allowance for credit losses [member]
Disclosure of movement of ECL allowance of financial assets at amortized cost [Line Items]
Beginning balance	1,140,348	1,321,133	249,080
Transfers			1,072,170
Net impact on expected credit loss by stage transfer			1,062,156
Write-offs	(17,651)	(221,754)
Disposal in the current period	(144,320)
Financial assets de-recognized and other adjustments in the current period (including repayments of financial assets)	(10,366)	(15,444)	(2,758)
Change in parameters of expected credit loss model	312,491	56,413	2,641
Ending balance	1,280,502	1,140,348	1,321,133
POCI [Member] | Allowance for credit losses [member]
Disclosure of movement of ECL allowance of financial assets at amortized cost [Line Items]
Beginning balance	26,357	52,817	71
New financial assets originated or purchased			(661)
Write-offs	(8,694)	(12,521)
Financial assets de-recognized and other adjustments in the current period (including repayments of financial assets)	48,184	(117)	(1,932)
Change in parameters of expected credit loss model	(19,277)	(13,822)	55,339
Ending balance	¥ 46,570	¥ 26,357	¥ 52,817